Investment Strategy - Simplify US Equity PLUS Managed Futures Strategy ETF	Dec. 03, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s investment adviser, Simplify Asset Management Inc. (the “adviser”) seeks to achieve the Fund’s investment objective by employing two principal strategies:

●	US Equity Strategy

●	Managed Futures Strategy

The US Equity Strategy is designed to capture long-term returns by investing in (i) US equity securities of large capitalization companies, (ii) ETFs that are representative of US large capitalization companies, and (iii) futures contracts on equity indexes the adviser believes will provide exposure to US large capitalization companies. The Fund defines US companies as those organized in the US; or having a class of securities whose principal securities market is in the US; or deriving at least 50% of total revenues or earnings from goods produced, sales made, or services provided in the US, or maintaining at least 50% of employees, assets, investments, operations, or other business activity in the US. The Fund defines large-capitalization companies as those with market capitalizations above $10 billion at the time of purchase. The adviser allocates assets between or among the various types of equity instruments based on its view of which will be the most economically efficient means to capture long-term returns. The adviser selects ETFs based upon relative expenses, manager tenure, and liquidity. The adviser sells an ETF to rebalance strategy allocations or when a more-attractive ETF becomes available.

The Managed Futures Strategy is designed to capture long-term returns by selecting long and short futures positions among exchange-traded futures on: (i) currencies, (ii) interest rates, (iii) equities, and (iv) commodities. The Fund primarily executes the Managed Futures Strategy indirectly by investing in a total return swap on the Simplify Managed Futures Strategy ETF (“CTA”), which is a US domiciled exchange-traded fund managed by the adviser. When the Fund enters into a total return swap, the Fund makes payments to the swap counterparty based on either a fixed or variable rate, and the swap counterparty makes payments to the Fund based on the return of CTA. CTA attempts to capture the economic benefit derived from price trends based on the price changes of futures contracts. CTA will generally be positioned long if a futures contract is experiencing a positive price trend; and positioned short if a futures contract is experiencing a negative price trend. This positioning is based on both (i) a comparison of the recent price returns of each futures contract, and (ii) models that analyze measures of relative and absolute momentum signals (prices trending higher or lower over various look-back periods). The Fund may also execute the Managed Futures Strategy directly through futures contracts, or indirectly through total returns swaps linked to other futures-based funds.

The Fund uses derivatives to overlay the Managed Futures Strategy on top of the US Equity Strategy such that for each one dollar invested, the Fund has one dollar of US equity exposure and one dollar of CTA futures exposure. In other words, for each dollar invested, an investor will have the approximate expected returns of one dollar of equities as well as the expected returns of one dollar of CTA. The adviser expects to be fully invested in each strategy. The Fund may substitute other forms of futures exposure but expects the economic exposure to be the same as one dollar of CTA futures exposure.

The Fund has adopted a non-fundamental policy that, under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of US companies and futures. For purposes of the 80% test, the Fund includes (i) equity securities of common stock, preferred stock, ETFs that primarily invest in the same, and futures on US equity indexes; (ii) US companies consistent with the definition provided above; and (iii) futures on currencies, interest rates, equities, and commodities, as well as ETFs that invest in futures strategies and total return swaps linked to the same.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” Fund.

The Fund is required to post collateral to assure its performance to the swap counterparty. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds (including affiliated money market ETFs); (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.